Cover	May 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-39266
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Central Index Key	0001784567
Entity Tax Identification Number	46-4827436
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	11505 Burnham Dr.
Entity Address, Address Line Two	Suite301
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
Local Phone Number	(Address of principal executive offices) (Zip Code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HCDI
Security Exchange Name	NASDAQ
8.0% Series A Cumulative Convertible Preferred Stock
Title of 12(b) Security	8.0% Series A Cumulative Convertible Preferred Stock
Trading Symbol	HCDIP
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HCDIW
Security Exchange Name	NASDAQ
Warrants One [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIZ
Security Exchange Name	NASDAQ